DESCRIPTION OF BUSINESS AND ORGANIZATION - Summarized Income and Cash Flow Statement (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
VIEs
Net loss attributable to ordinary shareholders		$ (742,001)	$ (723,921)	$ (110,531)
Net cash used in operating activities		(386,932)	(351,419)	(126,505)
Net cash (used in) provided by investing activities		(197,985)	(149,414)	244,476
Net cash provided by financing activities		284,708	758,131	364,853
Cash and restricted cash at beginning of the year	$ 739,533	739,533	531,452	45,685
Cash and restricted cash at end of the year		427,135	739,533	531,452
VIEs
VIEs
Net loss attributable to ordinary shareholders	(74,137)		(52,431)	(8,737)
Net cash used in operating activities	(8,281)		(8,869)	(7,993)
Net cash (used in) provided by investing activities	(38,400)		(5,630)
Net cash provided by financing activities	(107,317)		137,876	55,951
Effect of exchange rate changes on cash	(2,573)		(15,900)	1,136
Net increase in cash	(156,571)		107,477	49,094
Cash and restricted cash at beginning of the year	156,571	$ 156,571	49,094
Cash and restricted cash at end of the year			156,571	49,094
VIEs | Consolidation, eliminations
VIEs
Other expenses	56,752		0	0
Net cash used in operating activities	88,423		3,348	0
Net cash provided by operating activities	86,697		34	0
Net cash used in financing activities	158,509		10,611	11,055
Net cash provided by financing activities	$ 32,715		$ 0	$ 0